GENERAL (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GENERAL [Abstract]
Percentage of total revenue from one major customer	63.00%	67.00%	70.00%
Total trade receivables from one major customer	72.00%	68.00%